Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings
10.	Borrowings

Borrowings consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings:
Bank loans(i)	70,000	60,000
Total	70,000	60,000
Long-term borrowings, non-current portion:
Loan from a third party	2,000	2,000
Total	2,000	2,000
(i)As of December 31, 2024, the Company had several credit facilities with third party banks under which the Company can borrow up to RMB550,000 during the term of the facilities mature from June 2025 to December 2025. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. As of December 31, 2024, the unutilized credit facilities amounted to RMB490,000.

The weighted average interest rates of borrowings as of December 31, 2024 were 2.8% (December 31, 2023: 3.3%) per annum, respectively.